UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08167

Exact name of registrant as specified in charter:	Dryden Small Cap Core Equity Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	10/31/2005

Date of reporting period:	7/31/2005

Item 1.	Schedule of Investments [INSERT REPORT]

DRYDEN SMALL-CAP CORE EQUITY FUND, INC.

SCHEDULE OF INVESTMENTS

As of July 31, 2005 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS—99.4%
COMMON STOCK
CONSUMER DISCRETIONARY—18.8%
Auto & Truck—0.5%
Oshkosh Truck Corp.	300	$25,440
Sonic Automotive, Inc.	3,700	86,210
Standard Motor Products, Inc. (Class “A” Stock)	1,100	15,400
TBC Corp.(a)	5,300	150,361
Winnebago Industries, Inc. (b)	9,000	347,310

		624,721

Distributors—0.7%
Applied Industrial Technologies, Inc.	16,400	585,972
ScanSource, Inc.(a)	4,000	190,920
Thomas Nelson, Inc.	1,900	43,396

		820,288

Hotels, Restaurants & Leisure—4.2%
Argosy Gaming Co.(a)	11,800	552,122
CEC Entertainment, Inc.(a)	23,000	881,130
Jack in the Box, Inc.(a)	24,300	924,615
Landry’s Restaurants, Inc. (b)	20,000	623,000
Lone Star Steakhouse & Saloon, Inc.	10,000	300,600
Panera Bread Co.(a)	14,900	867,925
Papa John’s International, Inc.(a)	6,800	293,080
Ryan’s Restaurant Group, Inc.(a)	19,400	252,782
Sonic Corp.	10,500	318,255

		5,013,509

Household Durables—3.6%
Bassett Furniture Industries, Inc.	1,500	29,325
Champion Enterprises Inc.(a)	4,500	54,270
Ethan Allen Interiors, Inc.	3,600	118,800
Interface, Inc. (Class A)(a)	2,700	27,567
La-Z-Boy, Inc.	18,200	243,334
M.D.C. Holdings, Inc.	3,348	285,986
NVR, Inc. (a)(b)	1,600	1,500,799
Standard Pacific Corp.	15,000	1,430,850
Toro Co.	14,000	563,360

		4,254,291

Internet & Catalog Retail—0.2%
Blue Coat Systems, Inc.(a)	8,100	267,300

Leisure Equipment & Products—1.9%
GameStop Corp.(a)	12,700	406,400
Movie Gallery, Inc.	6,400	160,512
Nautilus, Inc.	3,900	108,654
Polaris Industries, Inc. (b)	10,000	553,000
SCP Pool Corp.	26,730	974,041

		2,202,607

Media—0.3%
ADVO, Inc.	8,600	302,290

Multiline Retail—0.2%
Urban Outfitters, Inc.(a)	3,400	206,414

Specialty Retail—5.3%
Building Material Holdings Corp.	7,800	648,180
Burlington Coat Factory Warehouse Corp.	2,200	90,266
Cato Corp. (Class A)	10,000	211,600
Children’s Place Retail Stores (The), Inc.	6,200	283,340
Dress Barn, Inc. (a)(b)	11,900	290,122
Genesco, Inc.(a)	21,700	808,759
Herman Miller, Inc.	1,700	54,281
Hibbett Sporting Goods, Inc. (a)(b)	23,700	948,711
Hot Topic, Inc.(a)	39,100	666,264
JAKKS Pacific, Inc. (a)(b)	36,900	632,466
K-Swiss, Inc. (Class A)	2,300	77,671
Select Comfort Corp. (a)(b)	37,100	790,601
The Men’s Wearhouse, Inc.(a)	18,750	674,250
Too, Inc.(a)	2,400	61,896
Zale Corp.(a)	600	20,400

		6,258,807

Textiles, Apparel & Luxury Goods—1.9%
Brown Shoe Co., Inc.	12,500	493,125
Kellwood Co.	10,900	264,979
Oxford Industries, Inc.	200	9,402
Quiksilver, Inc.(a)	65,400	1,098,066
Russell Corp.	15,000	283,800
Wolverine World Wide, Inc.	2,050	45,100

		2,194,472

Total Consumer Discretionary		22,144,699

CONSUMER STAPLES—2.7%
Cosmetics & Soaps—0.1%
Nu Skin Enterprises, Inc. (Class A)	4,000	94,480

Food & Drug Retailing—0.7%
BJ’s Wholesale Club, Inc.(a)	1,100	35,079
Casey’s General Stores, Inc.	2,600	56,576
Great Atlantic & Pacific Tea Co., Inc.(a)	1,900	54,435
Longs Drug Stores Corp. (b)	4,900	212,611
Nash-Finch Co.	6,300	259,749
NBTY, Inc.(a)	9,000	217,800

		836,250

Food Products—1.8%
Corn Products International, Inc.	13,000	312,910
Flowers-Foods, Inc.	4,425	111,466
J & J Snack Foods Corp.	2,100	123,564
Pilgrim’s Pride Corp. (b)	10,500	397,425
Ralcorp Holdings, Inc.(a)	13,100	563,300
Sanderson Farms, Inc. (b)	15,000	646,350

		2,155,015

Household Products—0.1%
WD-40 Co.	5,200	149,396

Total Consumer Staples		3,235,141

ENERGY—7.7%
Energy Equipment Services—2.3%
Advanced Energy Industries, Inc.(a)	27,300	262,080
Atwood Oceanics, Inc.	1,700	115,889
Cal Dive International, Inc. (a)(b)	12,500	740,250
Cimarex Energy Co.(a)	24,638	1,033,297
Hydril(a)	9,400	603,104

		2,754,620

Oil, Gas & Consumable Fuels—5.4%
Cabot Oil & Gas Corp.	1,000	40,520
CARBO Ceramics, Inc.	9,800	851,522
Frontier Oil Corp.	2,400	67,248
Harvest Natural Resources, Inc.(a)	12,300	112,299
Houston Exploration Co.(a)	2,600	150,254
Lone Star Technologies, Inc.(a)	9,400	479,682
Massey Energy Co.	1,100	47,575
Newfield Exploration Co.(a)	600	25,494
Petroleum Development Corp.(a)	300	11,232
SEACOR Holdings, Inc. (a)(b)	9,000	596,160
Southwestern Energy Co.(a)	4,400	242,484
Stone Energy Corp.(a)	17,000	904,570
Swift Energy Co. (a)(b)	24,800	1,011,344
Unit Corp.(a)	24,800	1,178,000
Vintage Petroleum, Inc.	13,600	477,768
W-H Energy Services, Inc.(a)	5,100	160,140

		6,356,292

Total Energy		9,110,912

FINANCIAL—14.1%
Banking—5.0%
CharterMac	2,600	60,060
Community Bank System, Inc.	3,000	72,150
Dime Community Bancshares, Inc.	13,450	218,159
East West Bancorp, Inc.	10,000	345,000
First Bancorp (Puerto Rico) (b)	47,100	1,154,892
First Midwest Bancorp, Inc.	10,450	389,994
First Republic Bank	1,300	49,244
Flagstar Bancorp, Inc.	14,900	274,607
Hudson United Bancorp	10,200	427,380
MAF Bancorp, Inc.	4,900	216,139
PrivateBankcorp, Inc. (b)	10,700	395,365
Provident Bankshares Corp.	11,390	387,260
Republic Bancorp, Inc.	14,148	209,390
Susquehanna Bancshares, Inc.	4,700	126,054
SVB Financial Group(a)	11,000	564,740
The South Financial Group, Inc.	9,200	266,432
UCBH Holdings, Inc.	15,500	283,185
Umpqua Holdings Corp.	2,900	72,297
United Bankshares, Inc.	10,200	385,662

		5,898,010

Financial Services—4.5%
AmeriCredit Corp.(a)	7,700	205,744
Collegiate Funding Services LLC(a)	200	2,968
Downey Financial Corp.	9,600	743,424
Financial Federal Corp.	2,600	100,100
FirstFed Financial Corp.(a)	10,600	662,288
Heidrick & Struggles International, Inc.(a)	6,300	188,874
Investment Technology Group, Inc.(a)	12,900	330,498
Irwin Financial Corp. (b)	15,000	330,750
New Century Financial Corp.	20,950	1,097,361
Piper Jaffray Cos., Inc.(a)	14,900	512,709
SWS Group, Inc.	8,233	153,545
UICI	5,000	154,250
Wintrust Financial Corp.	11,800	632,834
World Acceptance Corp.(a)	6,400	173,888

		5,289,233

Insurance—2.4%
American Financial Group, Inc.	14,200	480,528
Delphi Financial Group, Inc. (Class A)	1,900	92,169
Infinity Prpty. & Casualty Corp.	2,600	92,144
LandAmerica Financial Group, Inc.	15,900	996,612
Philadelphia Consolidated Holding Corp.(a)	2,500	207,550
Presidential Life Corp.	9,300	171,260
Selective Insurance Group, Inc. (b)	6,300	313,677
Stewart Information Services Corp.	11,000	517,660
The PMI Group, Inc.	400	16,380

		2,887,980

Real Estate Investment Trusts—2.2%
American Home Mortgage Investment Corp.	4,300	165,163
Anthracite Capital, Inc.	5,700	68,115
Ashford Hospitality Trust, Inc.	7,400	87,986
Capital Automotive REIT	3,700	145,299
Colonial Properties Trust	17,100	810,882
Entertainment Properties Trust	300	13,665
Glenborough Realty Trust, Inc.	19,300	404,528
Kite Realty Group Trust	1,700	26,350
Lexington Corporate Properties Trust	23,400	561,132
Parkway Properties, Inc.	3,800	203,490
Saxon Capital, Inc.	2,500	40,225
Strategic Hotel Capital, Inc.	1,900	36,005

		2,562,840

Total Financial		16,638,063

HEALTHCARE—11.3%
Biotechnology—1.1%
IDEXX Laboratories, Inc.(a)	18,100	1,148,626
Regeneron Pharmaceuticals, Inc.(a)	19,200	185,088

		1,333,714

Healthcare Equipment & Supplies—5.5%
American Medical Systems Holdings, Inc.(a)	30,800	716,100
Biosite, Inc.(a)	9,200	506,782
DJ Orthopedics, Inc.(a)	1,900	46,607
Haemonetics Corp.(a)	4,400	185,812

Immucor, Inc.(a)	20,700	568,629
Invacare Corp.	13,100	552,165
Mentor Corp.	11,700	582,075
Merit Medical Systems, Inc.(a)	1,700	29,291
Orasure Technologies, Inc.(a)	5,300	57,134
Palomar Medical Technologies, Inc. (a)(b)	3,900	114,699
Possis Medical, Inc.(a)	13,300	155,610
Respironics, Inc.(a)	23,300	883,070
SurModics, Inc. (a)(b)	19,800	769,428
Sybron Dental Specialties, Inc.(a)	26,200	962,850
Thoratec Corp.(a)	5,800	95,816
USANA Health Sciences, Inc. (a)(b)	2,500	121,275
Vital Signs, Inc.	3,800	171,684

		6,519,027

Healthcare Providers & Services—3.7%
Amedisys, Inc. (a)(b)	7,600	297,464
AmSurg Corp.(a)	10,100	282,901
CONMED Corp.(a)	7,900	237,869
Gentiva Health Services, Inc.(a)	9,500	183,255
Odyssey Healthcare, Inc.(a)	21,900	321,711
Owens & Minor, Inc.	1,800	53,352
Pediatrix Medical Group, Inc.(a)	10,300	807,726
Rehabcare Group, Inc.(a)	2,100	48,930
Sierra Health Services, Inc.(a)	15,400	1,038,576
United Surgical Partners International, Inc.(a)	29,550	1,064,096

		4,335,880

Pharmaceuticals—1.0%
Alpharma, Inc., Class A	13,300	186,732
Connetics Corp.(a)	14,500	271,295
I-Flow Corp.(a)	200	2,980
Medicis Pharmaceutical Corp. (Class A) (b)	21,300	722,496

		1,183,503

Total Healthcare		13,372,124

INDUSTRIALS—22.6%
Aerospace/defense—1.7%
AAR Corp.(a)	2,200	39,534
Armor Holdings, Inc.(a)	24,100	985,207
Ceradyne, Inc.(a)	5,300	168,911
Curtiss-Wright Corp. (b)	3,200	196,480
DRS Technologies, Inc.	9,700	504,400
Kaman Corp. (Class A)	5,300	103,350
Moog, Inc. (Class A)(a)	1,350	42,620

		2,040,502

Building Products—2.8%
ElkCorp	6,500	216,450
Florida Rock Industries, Inc.	17,475	959,203
Griffon Corp. (a)(b)	27,290	705,447
Hughes Supply, Inc.	14,000	397,880
Lennox International, Inc.	24,600	600,732
Universal Forest Products, Inc.	6,100	304,695
Watsco, Inc.	2,500	118,400

		3,302,807

Commercial Services & Supplies—7.9%
ABM Industries, Inc.	11,400	223,440
Administaff, Inc. (b)	25,900	663,040
Bowne & Co., Inc.	2,300	31,533
Career Education Corp. (a)(b)	6,600	256,014
Checkpoint Systems, Inc.(a)	12,400	214,272
Chemed Corp.	20,400	877,200
Consolidated Graphics, Inc.(a)	4,900	208,740
eFunds Corp.(a)	7,200	131,472
FactSet Research Systems, Inc.	13,200	484,176
Global Payments, Inc.	12,100	801,504
John H. Harland Co. (b)	17,600	679,888
LSI Industries, Inc.	3,200	47,648
MAXIMUS, INC.	300	11,454
Mobile Mini, Inc.(a)	6,600	277,332
Mueller Industries, Inc.	26,300	770,064
Pegasus Solutions, Inc.(a)	11,700	126,945
Pre-Paid Legal Services, Inc. (b)	11,500	543,375
SOURCECORP, Inc.(a)	8,700	191,313
Stericycle, Inc.(a)	5,700	331,284
The Middleby Corp.(a)	4,400	307,384
United Stationers, Inc.(a)	10,100	523,685
URS Corp.(a)	6,800	254,660
Vertrue, Inc. (a)(b)	5,400	214,110
Volt Information Sciences, Inc.(a)	2,500	65,525
Waste Connections, Inc.(a)	27,300	982,799

		9,218,857

Construction & Engineering—0.3%
EMCOR Group, Inc.(a)	1,700	87,550
Shaw Group, Inc. (The)(a)	10,900	208,408

		295,958

Diversified Manufacturing Operations—0.3%
MascoTech, Inc.(a)	17,200	0
Roper Industries, Inc.	4,400	337,700

		337,700

Electrical Equipment—2.6%
Acuity Brands, Inc.	22,700	662,386
Analogic Corp.	4,000	205,480
AO Smith Corp.	18,850	508,950
Brady Corp. (Class A)(b)	9,000	307,800
CDW Corp.	7,000	434,000
Paxar Corp.(a)	24,000	467,040
Regal Beloit Corp.	3,100	97,650
Woodward Governor Co.	4,500	403,695

		3,087,001

Industrial Conglomerates
Lydall, Inc.(a)	1,000	9,550
Tredegar Corp.	1,200	19,332

		28,882

Machinery—4.1%
Albany International Corp. (Class A)	16,300	571,152
Baldor Electric Co.	7,700	192,808
Barnes Group, Inc.	1,100	37,444

Briggs & Stratton Corp.	9,000	336,330
Commercial Net Lease Realty	10,700	222,025
Dionex Corp.(a)	4,900	226,184
Gardner Denver, Inc.(a)	1,500	61,650
IDEX Corp.	8,000	349,440
JLG Industries, Inc.	9,400	294,596
Kennametal, Inc.	6,900	327,957
Lindsay Manufacturing Co.	3,400	83,538
Manitowoc Co.	6,300	287,595
Navistar International Corp.	900	30,735
Reliance Steel & Aluminum Co. (b)	17,250	805,920
Stewart & Stevenson Services, Inc.	5,500	127,325
Timken Co.	33,700	892,039
Valmont Industries, Inc.	1,100	28,820

		4,875,558

Transportation Infrastructure—2.9%
Arkansas Best Corp.	18,900	648,270
Forward Air Corp.	2,500	87,125
J.B. Hunt Transport Services, Inc.	3,000	58,890
Kirby Corp.(a)	3,500	168,525
Knight Transportation, Inc.	12,500	295,625
Landstar System, Inc.	24,900	829,668
Old Dominion Freight Line(a)	3,000	99,360
Overseas Shipholding Group, Inc.	3,600	223,380
SkyWest, Inc. (b)	19,100	396,325
Swift Transportation Co., Inc. (a)(b)	7,800	171,522
Yellow Roadway Corp.(a)	8,400	444,444

		3,423,134

Total Industrials		26,610,399

INFORMATION TECHNOLOGY—14.2%
Communications Equipment—1.8%
Amphenol Corp. (Class A)	2,400	106,896
Belden CDT, Inc.	4,700	104,340
Black Box Corp.	19,600	858,480
Brooktrout, Inc.(a)	8,700	86,478
Ditech Communications Corp.(a)	9,800	79,282
Harris Corp.	4,400	163,108
Inter-Tel, Inc.	12,500	311,250
Netgear, Inc.(a)	2,100	43,491
Scientific-Atlanta, Inc.	9,900	381,150

		2,134,475

Computer Software & Services—0.1%
Red Hat, Inc.(a)	3,500	53,340
Synopsys, Inc.(a)	6,600	122,166

		175,506

Computers & Peripherals—2.0%
Agilysys, Inc. (b)	34,800	673,032
Hutchinson Technology, Inc.(a)	22,300	742,367
Mercury Computer Systems, Inc.(a)	17,300	479,210
MTS Systems Corp.	12,700	503,555

		2,398,164

Electronic Equipment & Instruments—1.6%
BEI Technologies, Inc.	5,800	201,550
CTS Corp.	5,900	72,806
Global Imaging Systems, Inc.(a)	2,300	79,718
Itron, Inc.(a)	2,200	106,590
Methode Electronics, Inc. (Class A)	12,800	161,792
National Instruments Corp.	1,200	32,940
Power Integrations, Inc.(a)	24,700	570,570
Teledyne Technologies, Inc.(a)	9,800	371,910
Trimble Navigation Ltd.(a)	6,600	257,136

		1,855,012

Internet Services—0.9%
Digital Insight Corp.(a)	34,500	845,250
EarthLink, Inc.(a)	6,000	57,180
Sabre Holdings Corp.(Class A)	7,200	138,240

		1,040,670

IT Consulting & Services—1.5%
Bell Microproducts, Inc.(a)	23,400	243,594
CACI International, Inc.(Class A)(a)	3,100	203,949
Internet Security Systems, Inc. (a)(b)	41,200	938,124
Watson Wyatt & Co. Holdings	2,500	69,050
WebEx Communications, Inc.(a)	12,100	345,697

		1,800,414

Semiconductor Equipment & Products—2.3%
ATMI, Inc.(a)	4,100	130,503
Brooks Automation, Inc.(a)	2,700	44,820
Coherent, Inc.(a)	1,200	40,848
Cohu, Inc.	1,600	39,376
Cymer, Inc.(a)	26,100	905,670
DSP Group, Inc.(a)	27,700	691,115
Exar Corp.(a)	28,300	450,678
Microsemi Corp.(a)	7,700	164,395
Photronics, Inc.(a)	7,400	198,616

		2,666,021

Semiconductors & Semiconductor Equipment—0.4%
Cirrus Logic, Inc.(a)	5,000	37,350
Cree Research, Inc. (a)(b)	3,200	94,880
Micrel, Inc.(a)	24,700	298,623

		430,853

Software—3.6%
ANSYS, Inc.(a)	18,400	669,024
Cerner Corp. (a)(b)	13,900	1,048,338
Ciber, Inc.(a)	8,000	62,560
Filenet Corp.(a)	14,600	412,742
Gerber Scientific, Inc.(a)	2,400	14,448
JDA Software Group, Inc.(a)	6,300	89,523
Kronos, Inc.	450	21,150
Manhattan Associates, Inc.(a)	1,900	39,330
ManTech International Corp.(a)	2,700	85,077
Phoenix Technologies Ltd.(a)	9,400	63,920
Progress Software Corp.(a)	8,100	251,829
Radiant Systems, Inc.(a)	20,600	263,474

SERENA Software, Inc.(a)	39,400	808,488
Take-Two Interactive Software, Inc.(a)	10,400	255,944
TALX Corp.	5,150	190,035

		4,275,882

Total Information Technology		16,776,997

MATERIALS—4.1%
Chemicals—1.3%
Georgia Gulf Corp.	8,900	282,397
MacDermid, Inc.	13,300	440,230
OM Group, Inc.(a)	5,700	133,551
PolyOne Corp.(a)	27,900	199,206
Wellman, Inc.	49,000	408,660

		1,464,044

Construction Materials—0.3%
Astec Industries, Inc.	8,500	246,415
Headwaters, Inc.(a)	1,600	68,400
Martin Marietta Materials, Inc.	800	58,152

		372,967

Containers & Packaging—0.3%
Caraustar Industries, Inc.(a)	20,800	248,976
Chesapeake Corp.	3,400	75,820
Myers Industries, Inc.	2,750	36,300

		361,096

Metals & Mining—2.0%
Century Aluminum Co.(a)	22,300	545,681
Commercial Metals Co. (b)	25,800	741,492
Quanex Corp. (b)	16,550	1,009,550

		2,296,723

Paper & Forest Products—0.2%
Buckeye Technologies, Inc.(a)	10,400	100,360
Rock-Tenn Co. (Class A)	14,200	191,274

		291,634

Total Materials		4,786,464

TELECOMMUNICATION SERVICES—0.3%
Diversified Telecommunication Services—0.1%
Arris Group, Inc.(a)	9,900	109,296
Valor Communications Group, Inc.	2,300	32,131

		141,427

Telecommunications—0.2%
Symmetricom, Inc.(a)	10,900	114,014
UbiquiTel, Inc.(a)	13,400	122,476

		236,490

Total Telecommunication Services		377,917

UTILITIES—3.6%
Electric Utilities—0.4%
Alliant Energy Corp.	7,900	229,890
Central Vermont Public Service Corp.	1,200	22,320
Cleco Corp.	6,600	148,368
Westar Energy, Inc.	2,800	68,124

		468,702

Gas Utilities—2.5%
Atmos Energy Corp.	31,300	912,708
Energen Corp.	25,900	909,090
Laclede Group, Inc.	3,300	107,877
Northwest Natural Gas Co.	4,100	158,219
Piedmont Natural Gas Co.	1,900	46,968
Southwest Gas Corp.	2,300	61,594
UGI Corp.	24,900	730,566

		2,927,022

Multi-Utilities & Unregulated Power—0.5%
Avista Corp.	12,400	236,096
Southern Union Co.(a)	15,174	386,027

		622,123

Water Utilities—0.2%
American States Water Co.	7,700	239,470

Total Utilities		4,257,317

Total long-term Investments (cost $84,561,534)		117,310,033

	Principal Amount (000)
SHORT-TERM INVESTMENTS—17.3%
U.S. Government Security
United States Treasury Bill 2.93%, 9/15/05 (c)(d) (cost $39,853)	$40	39,843

	Shares
Mutual Fund—17.3%
Dryden Core Investment Fund-Taxable Money Market Series (cost $20,431,486)(f)(g)	20,431,486	20,431,486

Total short-term Investments (cost $20,471,339)		20,471,329

Total Investments—116.7% (cost $105,032,873)(e)		137,781,362
Liabilities in excess of other assets (Includes cash collateral for securities on loan of $19,476,155)—(16.7%)(h)		(19,754,230)

Net Assets—100%		$118,027,132

(a)	Non-income producing security.

(b)	All or portion of security is on loan. The aggregate market value of such securities is $ 18,767,112; cash collateral of $ 19,476,155 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(c)	All or portion of security segregated as collateral for financial futures contracts.

(d)	Rate quoted represents yield-to-maturity as of purchase date.

(e)	The United States Federal income tax basis of the Fund’s investments was $105,032,873 and net unrealized appreciation on investments for federal income tax basis was $32,748,489 (gross unrealized appreciation on investments $34,042,814; gross unrealized depreciation $1,294,325). The difference between book and tax basis is attributed to deferred losses on wash sales.

(f)	Prudential Investments LLC, the manager of the Fund serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

(g)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(h)	Liabilities in excess of other assets include net unrealized appreciation of financial futures as follows:

Open future contracts outstanding at July 31, 2005:

Number of Contracts	Type	Expiration Date	Value at July 31, 2005	Value at Trade Date	Unrealized Appreciation
2	Long Position: Russell 2000 Index Futures	Sept. 2005	$682,150	$645,250	$36,900

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty dates are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (“the Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Small Cap Core Equity Fund

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date September 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date September 26, 2005

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date September 26, 2005

*	Print the name and title of each signing officer under his or her signature.